Goodwill and long-lived assets Impairment (Details Narrative)	12 Months Ended
Jun. 30, 2024 CAD ($)
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Impairment loss	$ 4,100,270
OFIT GM and OFIT RT [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Post tax discount rate	6.00%
OFIT GM [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Impairment loss	$ 325,000
OFIT RT [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Impairment loss	$ 135,600